INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Held-to-Maturity Securities
Short-term investments consisted of the following:

	June 30, 2022
	(Unaudited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$36,308	$—	—	$36,308

Held-to-maturity marketable securities:
Agency bonds	$37,616	$—	$(184)	$37,432
Municipal bonds	6,327	—	(3)	6,324
Commercial paper	29,551	—	—	29,551
Total held-to-maturity marketable securities	$73,494	$—	$(187)	$73,307

Total short term investments	$109,802	$—	$(187)	$109,615